Quarterly Financial Information (unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Data [Abstract]
Quarterly Financial Information
The following information has been derived from unaudited consolidated statements that, in the opinion of management, include all recurring adjustments necessary for a fair statement of such information.

	Three Months Ended 2018
	March 31	June 30	September 30	December 31
Revenue	$19,097	$47,898	$10,938	$6,585
Operating loss	(2,443,472)	(2,784,583)	(2,720,027)	(2,417,714)
Net loss	(2,449,787)	(2,781,149)	(2,727,028)	(2,424,095)
Deemed dividend	—	—	—	(1,822,873)
Basic and diluted net loss per share attributable to common shareholders	$(0.21)	$(0.22)	$(0.21)	$(0.30)
	Three Months Ended 2017
	March 31	June 30	September 30	December 31
Revenue	$—	$53,278	$—	$—
Operating loss	(2,049,098)	(2,087,074)	(2,439,230)	(2,655,756)
Net loss	(2,055,743)	(2,093,436)	(2,446,219)	(2,663,249)
Basic and diluted net loss per share attributable to common shareholders	$(0.24)	$(0.24)	$(0.28)	$(0.30)